FAIR VALUE OF ASSETS AND LIABILITIES - Carrying amount and fair value of assets and liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Derivative financial instruments	$ 6,252,270	$ 4,961,237
Other financial instruments	38,319	42,171
Loans and advances to customers	237,728,544	254,444,099
Investment property	4,709,911	3,994,058	$ 3,132,220
Investments in associates	1,670,782	1,532,156
Total Assets	276,035,702	292,871,690
Liabilities
Deposits by customers	247,941,180	250,992,323
Interbank deposits	606,141	902,132
Repurchase agreements and other similar secured borrowing	470,295	189,052
Derivative financial instruments	6,710,364	4,737,454
Borrowings from other financial institutions	15,648,606	19,692,638
Preferred shares	584,204	584,204
Debt instruments in issue	14,663,576	19,575,988
Total Liabilities	286,624,366	296,673,791
Amortized cost, net
Assets
Loans and advances to customers	237,728,544	254,444,099
Fair value
Assets
Equity securities	543,210	544,668
Fair value through profit or loss
Assets
Debt instruments	12,096,407	11,039,266
Fair value through OCI
Assets
Debt instruments	6,148,177	7,977,675
Amortized cost
Assets
Debt instruments	6,848,082	8,336,360
Carrying Amount
Assets
Derivative financial instruments	6,252,270	4,961,237
Liabilities
Derivative financial instruments	6,710,364	4,737,454
Recurring Fair Value
Assets
Debt instruments	18,244,584	19,016,941
Derivative financial instruments	6,252,270	4,961,237
Equity securities	543,210	544,668
Other financial instruments	38,319	42,171
Investment property	4,709,911	3,994,058
Investments in associates	1,670,782	1,532,156
Total Assets	277,071,667	289,674,184
Liabilities
Deposits by customers	249,340,519	249,503,805
Interbank deposits	606,141	902,132
Repurchase agreements and other similar secured borrowing	470,295	189,052
Derivative financial instruments	6,710,364	4,737,454
Borrowings from other financial institutions	15,648,606	19,692,638
Preferred shares	394,550	350,978
Debt instruments in issue	14,468,650	18,776,819
Total Liabilities	287,639,125	294,152,878
Recurring Fair Value | Amortized cost, net
Assets
Loans and advances to customers	238,771,724	251,336,077
Recurring Fair Value | Fair value
Assets
Equity securities	543,210	544,668
Recurring Fair Value | Fair value through profit or loss
Assets
Debt instruments	12,096,407	11,039,266
Recurring Fair Value | Fair value through OCI
Assets
Debt instruments	6,148,177	7,977,675
Recurring Fair Value | Amortized cost
Assets
Debt instruments	$ 6,840,867	$ 8,246,876